CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 10,777	$ 25,643
Restricted cash	1,077	543
Short-term bank deposits	69,567	47,142
Investment in marketable securities	426	1,054
Trade receivable	7,800
Other accounts receivable and prepaid expenses	1,352	716
Total current assets	$ 90,999	75,098
NON-CURRENT ASSETS:
Long-term bank deposits		35,026
Long-term prepaid expenses	$ 101	108
Severance pay fund	2,179	2,024
Property and equipment, net	6,028	2,730
Total non-current assets	8,308	39,888
Total assets	99,307	114,986
CURRENT LIABILITIES:
Trade payables	2,001	1,493
Deferred revenues	$ 312	1,789
Research and development funding arrangement		421
Other accounts payable and accrued expenses	$ 4,541	2,886
Total current liabilities	6,854	6,589
NON-CURRENT LIABILITIES:
Accrued severance pay	2,556	2,281
Total non-current liabilities	$ 2,556	$ 2,281
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2015 and 2014; 50,572,244 and 50,254,492 shares issued and outstanding at December 31, 2015 and 2014, respectively	$ 138	$ 137
Additional paid-in capital	328,797	324,053
Accumulated other comprehensive income	421	1,222
Accumulated deficit	(239,459)	(219,296)
Total shareholders' equity	89,897	106,116
Total liabilities and shareholders' equity	$ 99,307	$ 114,986